Average Annual Total Returns{- Strategic Income Portfolio} - 02.28 VIP Strategic Income Portfolio Initial, Service, Service 2 PRO-12 - Strategic Income Portfolio	VIP Strategic Income Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Strategic Income Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Strategic Income Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Strategic Income Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Strategic Income Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Strategic Income Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Strategic Income Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Strategic Income Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Strategic Income Portfolio-Service 2 VIP Return Before Taxes Past 10 years	LB091 Past 1 year	LB091 Past 5 years	LB091 Past 10 years	F0097 Past 1 year	F0097 Past 5 years	F0097 Past 10 years
Total	3.74%	5.37%	4.74%	3.57%	5.29%	4.64%	3.44%	5.11%	4.47%	(1.10%)	3.84%	3.31%	1.25%	4.65%	4.42%